CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital and Financing Lease Obligations, Minimum Lease Payments
2015	$ 16,933
2016	16,943
2017	16,951
2018	17,112
2019	15,530
Thereafter	81,042
Total	164,511
Capital and Financing Lease Obligations, Less Interest
2015	9,207
2016	8,474
2017	7,671
2018	6,782
2019	5,852
Thereafter	17,267
Total	55,253
Capital and Financing Lease Obligations, Principal
2015	7,726
2016	8,469
2017	9,280
2018	10,330
2019	9,678
Thereafter	63,775
Total	109,258
Principal Amount of Corporate Borrowings
2015	15,914
2016	16,473
2017	17,067
2018	17,713
2019	18,407
Thereafter	1,706,849
Total	1,792,423
Future maturities of corporate borrowings and capital and financing leases
2015	23,640
2016	24,942
2017	26,347
2018	28,043
2019	28,085
Thereafter	1,770,624
Total	$ 1,901,681